Consolidated Interim Statement of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue	$ 83,492	$ 88,143
Operating expenses:
Cost of revenue	(24,125)	(27,419)
Sales and marketing	(14,138)	(15,060)
Research and development	(2,492)	(4,172)
General and administrative	(13,097)	(10,312)
Other income	40	26
Other expense	(49)	(50)
Total operating expenses	(53,861)	(56,987)
Operating profit	29,631	31,156
Finance income	4,612	7,964
Finance cost	(1,465)	(747)
Profit before income tax	32,778	38,373
Income tax expense	(8,866)	(7,997)
Profit for the interim period	23,912	30,376
Other comprehensive income (loss):
Pension adjustments, net of tax	65	136
Gain (loss) on foreign currency translation	1,470	(3,078)
Total comprehensive income for the interim period	25,447	27,434
Profit attributable to:
DoubleDown Interactive Co., Ltd.	23,846	30,324
Non-controlling interests	66	52
Total comprehensive income attributable to:
DoubleDown Interactive Co., Ltd.	25,381	27,444
Non-controlling interests	$ 66	$ (10)
Earnings per share [abstract]
Basic (in dollars per share)	$ 9.62	$ 12.24
Diluted (in dollars per share)	$ 9.62	$ 12.24